As filed with the Securities and Exchange Commission on August 24, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21943

Cadogan Opportunistic Alternatives Fund, LLC
(Exact name of registrant as specified in charter)

149 Fifth Avenue, 15th Floor, New York, NY  10010
(Address of principal executive offices) (Zip code)

John Trammell
149 Fifth Avenue, 15th Floor, New York, NY  10010
(Name and address of agent for service)

212-585-1600
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2010

Item 1. Schedule of Investments.

Cadogan Opportunistic Alternatives Fund, LLC
Schedule of Investments
June 30, 2010 (Unaudited)
		Fair Value	Frequency of
	Cost	(in US Dollars)	Redemptions

INVESTMENTS IN NON U.S. INVESTMENT COMPANIES - 18.32%a
Fixed Income Arbitrage - 2.89%a
GS Gamma Investments, Ltd. - Class A (Cayman Islands)d	$2,050,000	$2,068,927	Quarterly

Global Macro - Discretionary - 6.26%a
Graham Global Investment Fund Ltd. (B.V.I.)	4,115,000	4,470,157	Monthly

Long Short Equity - General - 5.43%a
Sprott Offshore Fund, Ltd. (Cayman Islands)	1,600,000	1,615,242	Monthly
Zebedee Focus Fund Limited (Cayman Islands)	1,790,928	2,264,805	Monthly
		3,880,047
Long Short Equity - Sector - 3.74%a
Camber Capital Offshore Fund, Ltd. - Class A Unrestricted (Cayman Islands)	2,740,000	2,671,856	Monthly
TOTAL INVESTMENTS IN NON U.S. INVESTMENT COMPANIES (Cost $12,295,928)		13,090,987

INVESTMENTS IN U.S. INVESTMENT COMPANIES - 55.18%a
Dedicated Short Bias - Short Equity - 4.14%a
AdvantHedge Fund, L.P.	342,034	267,051	Monthly
Dialectic Antithesis Partners, LPb	1,379,907	1,543,517	Quarterly
Sunridge Short Opportunities Fund LPe	1,000,000	1,147,391	Monthly
		2,957,959
Event Driven - Distressed - 12.85%a
Contrarian Capital Fund I, L.P.	1,600,000	1,642,262	Annually
Mast Credit Opportunities I, L.P.	2,600,000	3,329,792	Quarterly
MatlinPatterson Distressed Opportunities Fund, L.P.	1,511,452	1,951,237	Semi-Annually
Stone Lion Fund L.P.c	2,000,000	2,263,007	Quarterly
		9,186,298
Long Short Equity - General - 21.17%a
Absolute Partners Fund, LLC	2,900,000	2,630,295	Monthly
Arnott Opportunities (U.S.), LLC	2,400,000	2,329,986	Quarterly
Lafitte Fund I (QP) LP	1,665,467	1,210,851	Quarterly
Oak Street Capital Fund, L.P.	2,200,792	2,145,602	Quarterly
Soundpost Capital, LP	3,050,000	3,226,465	Quarterly
Steelhead Navigator Fund, L.P.	1,458,567	1,598,308	Quarterly
Tetra Capital Partners L.P.	2,000,000	1,984,145	Monthly
		15,125,652
Long Short Equity - Sector - 17.02%a
Aria Select Consumer Fund LP	2,560,000	2,563,813	Monthly
Coeus Capital LP	2,200,000	2,146,083	Quarterly
CRM Windridge Partners, L.P.	1,500,000	1,442,936	Monthly
Shannon River Partners II LP - Class A	2,625,000	2,815,890	Quarterly
Sio Partners, LP	2,755,932	3,194,940	Quarterly
		12,163,662
TOTAL INVESTMENTS IN U.S. INVESTMENT COMPANIES (Cost $37,749,151)		39,433,571
	Shares or
	Principal Amount
SHORT TERM INVESTMENT - 13.77%a
State Street Institutional Treasury Money Market Fund - Class I, 0.04%f	9,840,951	9,840,951

TOTAL SHORT TERM INVESTMENTS (Cost $9,840,951)		9,840,951

Total Investments (Cost $59,886,030) - 87.27%a		62,365,509
Assets in Excess of Other Liabilities - 12.73%a		9,094,293
TOTAL NET ASSETS - 100.00%a		$71,459,802

Footnotes
a Percentages are stated as a percent of net assets.
b Total fair value of $727,068 is subject to 12-month lockup period by Dialectic Antithesis Partners, L.P.
$391,498 and $335,570 of redemptions is subject to 12-month lockup period by Dialectic Antithesis Partners, LP, which expires in January, 2011 and February 2011, respectively.
c Fair value of $2,263,007 of the redemption is subject to 12-month lockup period by Stone Lion Fund L.P., which expires in December, 2010.
d Fair value of $2,068,927 of the redemption is subject to 12-month lockup period by GS Gamma Investments, Ltd. – Class
A, which expires in May, 2011.
e Fair value of $1,147,391 of the redemption is subject to 12-month lockup period by Sunridge Short opportunities Fund LP, which expires in April, 2011.
f Rate indicated is the current yield as of June 30, 2010.
Investments in investment companies are generally non-income producing.

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows*:

Cost of Investments	$60,139,964
Gross unrealized appreciation	3,629,440
Gross unrealized depreciation	(1,403,895)
Net unrealized appreciation	$2,225,545

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Fair Value of Financial Instruments

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010;

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in
	Active markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Equity Securities
Non U.S. Investment Companies	$ -	$ 13,090,987 (a)	$ -	$ 13,090,987
U.S. Investment Companies	-	39,433,571 (a)	-	39,433,571
Short Term Investments	9,840,951(b)	-	-	9,840,951
Total Investments	$ 9,840,951	$ 52,524,558	$ -	$62,365,509

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short term investments that are sweep investments for cash balances in the Fund at June 30, 2010.

There were no significant transfers between Level 1, Level 2 and/or Level 3 during the period ended June 30, 2010.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cadogan Opportunistic Alternatives Fund, LLC

By (Signature and Title) /s/ John Trammell
                                                 John Trammell, President

Date   August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John Trammell
                                                 John Trammell, President

Date   August 23, 2010

By (Signature and Title) /s/ Matthew Jenal
                                                 Matthew Jenal, Treasurer

Date   August 18, 2010